CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total Revenue	$ 640,256	$ 478,498	$ 328,063
Costs and Expenses:
Cost of revenue	30,404	25,197	22,477
Traffic acquisition costs and media buy	372,601	288,018	197,626
Research and development	34,424	35,348	30,880
Selling and marketing	56,014	53,209	39,085
General and administrative	23,813	20,933	15,819
Depreciation and amortization	13,838	9,897	9,923
Total Costs and Expenses	531,094	432,602	315,810
Income from Operations	109,162	45,896	12,253
Financial expenses (income), net	(4,502)	581	2,638
Income before Taxes on Income	113,664	45,315	9,615
Taxes on income (benefit)	14,439	6,609	(610)
Net Income	$ 99,225	$ 38,706	$ 10,225
Net Earnings per Share - Basic:	$ 2.21	$ 1.13	$ 0.38
Net Earnings per Share - Diluted:	$ 2.06	$ 1.02	$ 0.36
Weighted average number of shares - Basic:	44,871,149	34,397,134	26,687,145
Weighted average number of shares - Diluted:	48,071,638	37,829,725	28,797,747
Display Advertising [Member]
Revenues:
Total Revenue	$ 360,690	$ 265,323	$ 148,698
Search Advertising [Member]
Revenues:
Total Revenue	$ 279,566	$ 213,175	$ 179,365